    As Filed with the Securities and Exchange Commission on March 28, 2003

                                             1933 Act Registration No. 333-40937
                                             1940 Act Registration No. 811-08517
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]

                         POST-EFFECTIVE AMENDMENT NO. 13
                                                                             [X]
                                       AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [ ]

                                AMENDMENT NO. 38                         [X]

                    LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
                           (Exact Name of Registrant)

                               Lincoln ChoicePlus
                             Lincoln ChoicePlus II
                     Lincoln ChoicePlus Assurance (B Share)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                                 P.O. Box 1110
                           Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, Including Area Code: (260) 455-2000

                        Elizabeth A. Frederick, Esquire
                  The Lincoln National Life Insurance Company
                              1300 S. Clinton St.
                              Post Office Box 1110
                              Ft. Wayne, IN 46801
                    (Name and Address of Agent for Service)

                                    Copy to:

                             Mary Jo Ardington, Esq.
                   The Lincoln National Life Insurance Company
                             1300 S. Clinton Street
                             Post Office Box 1110
                             Fort Wayne, IN 46801

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on April 28, 2003, pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on ___________ pursuant to paragraph (a)(1) of Rule 485

     If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a filed post-effective amendment.

                      Title of Securities being registered:
            Interests in a separate account under individual flexible
                  payment deferred variable annuity contracts.

                                     PART A

Prospectus for Lincoln ChoicePlus variable annuity contract incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 9, 2002.

Supplement to the Prospectus for Lincoln ChoicePlus variable annuity contract incorporated herein by reference to 497 Filing (File No. 333-40937) filed on August 28, 2002.

Prospectus for Lincoln ChoicePlus variable annuity contract incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-40937) filed on January 31, 2003.

Prospectus for Lincoln ChoicePlus II variable annuity contract incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 9, 2002.

Supplement to the Prospectus for Lincoln ChoicePlus II variable annuity contract incorporated herein by reference to 497 Filing (File No. 333-40937) filed on August 28, 2002.

Supplement to the Prospectus for Lincoln ChoicePlus and Lincoln ChoicePlus II variable annuity contract incorporated herein by reference to 497 Filing (File No. 333-40937) filed on October 11, 2002.

Supplement to the Prospectus for Lincoln ChoicePlus II variable annuity contract incorporated herein by reference to 497 Filing (File No. 333-40937) filed on December 20, 2002.

Prospectus for Lincoln ChoicePlus II variable annuity contract incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-40937) filed on January 31, 2003.

Prospectus for Lincoln ChoicePlus Assurance (B Share) variable annuity contract incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-40937) filed on January 31, 2003.

                                     Part B

Statement of Additional Information for Lincoln ChoicePlus variable annuity contract incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 9, 2002.

Supplement to the Statement of Additional Information for Lincoln ChoicePlus variable annuity contract incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-40937) filed on October 11, 2002.

Statement of Additional Information for Lincoln ChoicePlus variable annuity contract incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-40937) filed on January 31, 2003.

Statement of Additional Information for Lincoln ChoicePlus II variable annuity contract incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 9, 2002.

Supplement to the Statement of Additional Information for Lincoln ChoicePlus II variable annuity contract incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-40937) filed on October 11, 2002.

Statement of Additional Information for Lincoln ChoicePlus II variable annuity contract incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-40937) filed on January 31, 2003.

Statement of Additional Information for Lincoln ChoicePlus Assurance (B Share) variable annuity contract incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-40937) filed on January 31, 2003.

                    LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

                       REGISTRATION STATEMENT ON FORM N-4

                           PART C - OTHER INFORMATION

ITEM 24.  Financial Statements and Exhibits

(a) List of Financial Statements

    1. Part A -- The Table of Condensed Financial Information is included in Part A of this Registration Statement. (To Be Filed by Amendment)

    2. Part B -- The following financial statements for the Variable Account are included in Part B of this Registration Statement. (To Be Filed by Amendment)

       Statement of Assets and Liabilities -- December 31, 2001
       Statement of Operations -- Year ended December 31, 2001

       Statements of Changes in Net Assets -- Years ended December 31, 2001 and 2000
       Notes to Financial Statements -- December 31, 2001
       Report of Ernst & Young LLP, Independent Auditors

    Part B -- The following statutory-basis financial statements of The Lincoln National Life Insurance Company are included in Part B of this Registration Statement. (To Be Filed by Amendment)

        Balance Sheets -- Statutory-Basis -- December 31, 2001 and 2000

        Statements of Operations -- Statutory-Basis -- Years ended December 31, 2001, 2000 and 1999

        Statements of Changes in Capital and Surplus -- Statutory-Basis -- Years ended December 31, 2001, 2000 and 1999

        Statements of Cash Flow -- Statutory-Basis -- Years ended December 31, 2001, 2000 and 1999

        Notes to Statutory-Basis Financial Statements -- December 31, 2001

        Report of Ernst & Young LLP, Independent Auditors

(b) Exhibits

     (1)
       Resolution of Board of Directors and Memorandum from the President Of The Lincoln National Life Insurance Company authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 24, 1997.

     (2)
       Not Applicable.

     (3)

       (a) Selling Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

       (b) Wholesaling Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

       (c) Amendment to Selling Group incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

       (d) Amendment to Schedule A of Selling Group dated February 14, 2000 incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

       (e) Form of Amendment to Wholesaling Agreement between Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-40937) filed on April 12, 2001.

     (4)
       The Lincoln National Life Insurance Company ChoicePlus Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-40937) filed on September 3, 1998.

       (a) ChoicePlus Settlement Contract Rider incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

       (b) ChoicePlus Form of Income Contract Rider incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-40937) filed on
            September 3, 1998.

       (c) ChoicePlus Nursing Care Waiver of Surrender/Withdrawal Charges Rider incorporated herein by reference to Post-Effective Amendment No.3 (File No. 333-40937) filed on April 29, 1999.

       (d) ChoicePlus Section 403(b) Annuity Endorsement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

       (e) ChoicePlus Section 457 Government Deferred Compensation Plan Endorsement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

       (f) ChoicePlus IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

       (g) ChoicePlus Roth IRA Endorsement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

       (h) ChoicePlus Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

       (i) ChoicePlus Contract Amendment (Definitions) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

       (j) ChoicePlus Contract Amendment (Death Benefit) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 1, 2000.

       (k) ChoicePlus Contract Amendment (CRT) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

       (l) ChoicePlus Contract Amendment (AG) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

       (m) ChoicePlus Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-40937) filed on April 12, 2001.

       (n) ChoicePlus and ChoicePlus II Income4Life Solution (IRA) Rider incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 19, 2002.

       (o) ChoicePlus and ChoicePlus II Income4Life Solution (NQ) Rider incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 19, 2002.

       (p) ChoicePlus II Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

       (q) ChoicePlus II Annuity Payment Option Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

       (r) ChoicePlus II Interest Adjusted Fixed Account Rider incorporated herein by reference to Post-Effective Amendment No. 9
            (File No. 333-40937) filed on August 8, 2001.

       (s) ChoicePlus II 1% Step-up Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

       (t) ChoicePlus II Estate Enhancement Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

       (u) ChoicePlus II 1% Estate Enhancement Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

       (v) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-40937) filed on October 11, 2002.

       (w) Accumulation Benefit Enhancement (ABE) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 19, 2002.

       (X) Estate Enhancement Benefit Rider w/5% Step-Up Death Benefit incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 19, 2002.

       (y) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-40937) filed on October 11, 2002.
     (5)
       (a) Application for the ChoicePlus Contract incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.

       (b) ChoicePlus II Application incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on
            August 8, 2001.
     (6)
       (a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 33-27783) filed on December 5, 1996.

       (b) By-Laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-40937) filed on November 9, 1998.

     (7)    Not Applicable.

     (8)(a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:

       (i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 9, 2002.

      (ii) Deutsche Asset Management VIT Funds incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 9, 2002.

          (iii) Delaware Group Premium Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 10
                (File No. 333-40937) filed on April 9, 2002.

          (iv) Dreyfus Variable Investment Fund incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-40937) filed December 17, 1999.

          (v) Form of Agreement Investors Fund Series incorporated herein by reference to Registration Statement on Form N-4
                (File No. 333-40937) filed November 9, 1998.

          (vi) Liberty Variable Investment Trust incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

                (a) Amendment dated June 1, 2000 incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-40937) filed on April 12, 2001.

          (vii) Lincoln National Bond Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 10
                (File No. 333-40937) filed April 9, 2002.

          (viii)Lincoln National Money Market Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 10
                (File No. 333-40937) filed April 9, 2002.

          (ix) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 10
                (File No. 333-40937) filed April 9, 2002.

          (x) MFS-Registered Trademark- Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 10
                (File No. 333-40937) filed April 9, 2002.

          (xi) OCC Accumulation Trust incorporated herein by reference to Post-Effective Amendment No. 6 (File No.333-40937) filed on April 12, 2001.

          (xii) American Variable Insurance Series incorporated herein by reference to Post-Effective Amendment No. 10
                (File No. 333-40937) filed April 9, 2002.

          (xiii)Alliance Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 10
                (File No. 333-40937) filed April 9, 2002.

          (xiv) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed April 9, 2002.

          (xv) Lincoln National Aggressive Growth Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed April 9, 2002.

          (xvi) Lincoln National Capital Appreciation Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 10
                (File No. 333-40937) filed April 9, 2002.

          (xvii)Lincoln National Global Asset Allocation Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed April 9, 2002.

         (xviii)Lincoln National International Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 10
                (File No. 333-40937) filed April 9, 2002.

          (xix) Lincoln National Social Awareness Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 10
                (File No. 333-40937) filed April 9, 2002.

          (xx) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 10
                (File No. 333-40937) filed April 9, 2002.

          (xxi) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 10
                (File No. 333-40937) filed April 9, 2002.

          (xxii)Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed April 9, 2002.

               (b) Service agreement between Delaware Management Holdings, Inc., Delaware Services Company, Inc. and Lincoln National Life Insurance Company incorporated herein by reference to the registration statement of Lincoln National Growth & Income Fund, Form N-1A, Post-Effective Amendment No. 21 (File No. 2-80741) filed on
          April 10, 2000.

               (1) Amendment to service agreement between Delaware Management Holdings Inc., Delaware Services Company, Inc. and Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed
          April 9, 2002.

     (9)(a) Opinion and Consent of Jeremy Sachs, Senior Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment
          No. 1 (File No. 333-40937) filed on September 3, 1998.

        (b) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-40937) filed on June 15, 2001.

     (10) Consent of Ernst & Young LLP, Independent Auditors. (To Be Filed by Amendment)

     (11) Not Applicable.

     (12) Not Applicable.

     (13) Schedule for Computation of Performance Results incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-40937) filed December 17, 1999.

     (14) Not Applicable.

     (15) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-93875) filed on January 31, 2003.

     (16) (a) Power of Attorney is incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-61554) filed on March 24, 2003

          (b) Power of Attorney -- Lorry J. Stensrud incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-61554) filed on January 24, 2003.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                            POSITIONS AND OFFICES WITH DEPOSITOR
----                            ------------------------------------
Jon A. Boscia**                 President and Director
Lorry J. Stensrud*              Chief Executive Officer of Annuities, Executive
                                Vice President, and Director
John H. Gotta****               Chief Executive Officer of Life Insurance,
                                Executive Vice President, and Director
Gary W. Parker***               Senior Vice President
Cynthia A Rose*                 Secretary and Assistant Vice President
Eldon J. Summers*               Second Vice President and Treasurer
Richard C. Vaughan**            Director
Janet Chrzan*                   Senior Vice President, Chief Financial Officer and Director
Elizabeth Frederick*            Senior Vice President and General Counsel
Bradley R. Skarie*              Acting Director of Annuities Compliance
Christine Frederick***          Director of Life Compliance
See Yeng Quek****               Chief Investment Officer and Director
Barbara S. Kowalczyk**          Director
Jude T. Driscoll****            Director

*       Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-
        3506
**      Principal business address is Center Square West Tower, 1500 Market Street-Suite
        3900, Philadelphia, PA 19102-2112
***     Principal business address is 350 Church Street, Hartford, CT 06103
****    Principal business address is One Commerce Square, 2005 Market Street, 39th Floor,
        Philadelphia, PA 19103-3682

                                       C-3

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

    See Exhibit 15(a): Organizational Chart of The Lincoln National Life Insurance Holding Company System.

ITEM 27.  NUMBER OF PURCHASERS

    As of December 31, 2002 there were 24,443 contract owners under Lincoln Life Variable Annuity Account N.

ITEM 28.  INDEMNIFICATION

(a) Brief description of indemnification provisions.

    In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/ she reasonably believed to be in the best interests of, or not opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

    In particular, separate conditions govern indemnification of directors, officers, and employees of LNL in connection with suits by, or in the right of, LNL.

    Please refer to Article VII of the By-Laws of LNL (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln Life Variable Annuity Account N; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account Q; Lincoln National Variable Annuity Account 53.

(b) See Item 25.

(c) Commissions and other compensations received by The Lincoln National Life Insurance Company from Lincoln Life Variable Annuity Account N during the fiscal year which ended December 31, 2001.

       (1)                      (2)              (3)           (4)            (5)
                         Net Underwriting
Name of Principal         Discounts and     Compensation    Brokerage
  Underwriter               Commissions     on Redemption   Commissions   Compensation
-----------------        ----------------   -------------   -----------   ------------
The Lincoln National
Life Insurance Company         None              N/A            None           N/A

     ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by the Lincoln National Life Insurance Company ("Lincoln Life"), 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

ITEM 31.  MANAGEMENT SERVICES

    Not applicable.

ITEM 32.  UNDERTAKINGS

(a) Registrant undertakes that it will file a post effective amendment to this Registration Statement under the Securities Act of 1933 as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as Payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or
    (ii) a space in the Contract application or order to purchase that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver promptly, upon written or oral request made to The Lincoln National Life Insurance Company at the address or phone number listed in the Prospectus, any Statement of Additional Information and any financial statements required by Form N-4 to be made available to applicants or owners.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

(e) Registrant represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES


 a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 13 to the Registration Statement to be signed on its behalf in the City of Fort Wayne, and State of Indiana on this 28th day of March, 2003.

                    LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
                    (Registrant)
                    Lincoln ChoicePlus
                    Lincoln ChoicePlus II
                    Lincoln ChoicePlus Assurance (B Share)

                    By: /s/ Ronald L. Stopher
                    ----------------------------------------------------
                    Ronald L. Stopher
                    Vice President, The Lincoln National Life Insurance Company

                    THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                        (Depositor)

                    By: /s/ Rise C. M. Taylor
                    ----------------------------------------------------
                    Rise C. M. Taylor
                    (Signature-Officer of Depositor)
                    Vice President, The Lincoln National Life Insurance Company (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on March 28, 2003.


Signature                                              Title
---------                                              -----

  *                                                    President and Director
-----------------------------------------------        (Principal Executive Officer)
Jon A. Boscia

  *                                                    Executive Vice President,
-----------------------------------------------        Chief Executive Officer of
Lorry J. Stensrud                                      Lincoln Retirement, and Director

  *                                                    Senior Vice President, Chief
-----------------------------------------------        Financial Officer and Director
Janet Chrzan                                           (Principal Accounting Officer and
                                                       Principal Financial Officer)

  *                                                    Director
-----------------------------------------------
Barbara S. Kowalczyk

  *                                                    Executive Vice President,
-----------------------------------------------        Chief Executive Officer of
John H. Gotta                                          Life Insurance, and Director

  *                                                    Director
-----------------------------------------------
Richard C. Vaughan

  *                                                    Director
-----------------------------------------------
Jude T. Driscoll

  *                                                    Chief Investment Officer and Director
-----------------------------------------------
See Yeng Quek

*By /s/ Rise C. M. Taylor
-----------------------------------------------
         Rise C. M. Taylor